Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands, $ in Thousands											12 Months Ended
	Sep. 20, 2023 MXN ($) $ / shares	Jun. 22, 2023 MXN ($) $ / shares	Apr. 21, 2023 MXN ($) item	Feb. 13, 2023 MXN ($) $ / shares	Dec. 22, 2022 MXN ($) $ / shares	Jul. 25, 2022 MXN ($) $ / shares	May 24, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) item	Jun. 11, 2021	Apr. 21, 2021 MXN ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($) shares	Dec. 31, 2020 shares
Dividends
Dividends per share | $ / shares				$ 3.716885536	$ 11.201923995					$ 5.126738671
Number of installments for payment of a cash dividend | item			2					2
Dividends paid				$ 1,450,000	$ 4,370,000					$ 2,000,000
Period during which tax on dividend distributions and interim payments can be credited against income tax											2 years
Equity reserves
Reserve for repurchase of shares								$ 1,500,000			$ 88,658	$ 1,500,000	$ 1,500,000	$ 1,028,188
Contributed Capital											$ 17,600	$ 297,782	$ 297,782	$ 297,782
Number of Shares, outstanding | shares											386,169,425	386,169,425	386,169,425	386,169,425
Transfer to capital redemption reserve								471,812
Percentage of annual net profits required to be reserved to legal reserve fund											5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund											20.00%
Legal reserve fund not available for distribution												$ 59,556	$ 59,556	$ 59,556
Affiliates of VINCI Airports SAS [Member]
Dividends
Ownership interest indirectly held									29.99%
Dividend payments
Dividends
Dividends approved	$ 500,000	$ 1,800,000	$ 2,300,000			$ 500,000	$ 1,800,000	$ 2,300,000
Dividends per share | $ / shares	$ 1.281684668	$ 4.614064804				$ 1.281684668	$ 4.614064804
Series B Class I
Equity reserves
Contributed Capital												$ 262,447	$ 262,447	$ 262,447
Number of Shares, outstanding | shares											340,345,556	340,345,556	340,345,556	340,345,556
Series BB Class I
Equity reserves
Contributed Capital												$ 38,375	$ 38,375	$ 38,375
Number of Shares, outstanding | shares											49,766,000	49,766,000	49,766,000	49,766,000
Common stock
Equity reserves
Number of Shares, outstanding | shares											386,169,425	386,169,425	386,169,425	386,169,425	390,111,556